BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Sberbank
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of allocation of the purchase price to the net assets acquired

July 23, 2020
ASSETS:	RUB
Cash and cash equivalents	6,206
Term deposits	11,200
Accounts receivable	1,719
Other current assets	5,336
Property and equipment	3,139
Intangible assets	12,655
Goodwill	51,836
Operating lease right-of-use assets	4,462
Other non-current assets	517
Total assets	97,070
LIABILITIES:
Accounts payable and accrued liabilities	5,708
Other current liabilities	800
Operating lease liabilities, non-current	4,213
Other non-current liabilities	1,971
Total liabilities	12,692
Total net assets acquired	84,378
Fair value of previously held equity interest	41,838
Fair value of the noncontrolling interest	47
Fair value of the redeemable noncontrolling interest	493
Total cash consideration for the acquisition	42,000
Total cash consideration from the sale of Yandex.Money	2,420
Net cash paid for the acquisition less consideration of the sale of Yandex.Money	39,580

Schedule of unaudited pro forma information

	2019	2020	2020
	RUB	RUB	$
Revenues	192,189	231,869	3,138.6
Net income	6,220	21,374	289.3

The Question
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of allocation of the purchase price to the net assets acquired

March 11, 2019
RUB
ASSETS:
Intangible assets	113
Other current assets	5
Goodwill	295
Total assets	413
Current liabilities	6
Deferred tax liabilities	23
Total liabilities	29
Net assets	384
Total purchase consideration	384

MLU B.V
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of allocation of the purchase price to the net assets acquired

February 7, 2018
RUB
ASSETS:
Cash and cash equivalents	20,762
Other current assets	314
Property and equipment	70
Intangible assets	7,257
Goodwill	42,026
Investments in non-marketable equity securities	4,392
Total assets	74,821
LIABILITIES:
Other current liabilities	403
Deferred tax liabilities	1,508
Total liabilities	1,911
Total net assets acquired	72,910
Fair value of the noncontrolling interest	19,649
Total purchase consideration	53,261

Edadeal
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of allocation of the purchase price to the net assets acquired

October 5, 2018
RUB
ASSETS:
Cash and cash equivalents	20
Accounts receivable	176
Other current assets	15
Intangible assets, net	357
Goodwill	622
Deferred tax assets	5
Total assets	1,195
Long-term debt	621
Short-term debt	174
Accounts payable and accrued liabilities	84
Deferred tax liabilities	57
Total liabilities	936
Net assets	259
Total purchase consideration	259